JPMorgan International Focus Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Australia — 3.1%
Rio Tinto plc	340	33,012
Telstra Group Ltd.	4,574	16,147
		49,159
Brazil — 2.1%
Itausa SA (Preference)	7,979	21,832
MercadoLibre, Inc. *	7	12,667
		34,499
Canada — 3.5%
Canadian Natural Resources Ltd.	289	13,757
Royal Bank of Canada (a)	200	41,953
		55,710
China — 6.5%
Alibaba Group Holding Ltd.	1,866	28,427
Midea Group Co. Ltd., Class H	1,357	17,196
Tencent Holdings Ltd.	525	32,073
XCMG Construction Machinery Co. Ltd., Class A	6,789	9,006
Zijin Mining Group Co. Ltd., Class H	4,256	18,071
		104,773
Denmark — 2.5%
Danske Bank A/S	428	24,627
Novonesis Novozymes B	236	15,342
		39,969
France — 9.0%
Air Liquide SA	144	28,387
Engie SA	1,384	43,155
Legrand SA	176	26,677
Safran SA	119	46,790
		145,009
Germany — 7.2%
Deutsche Post AG (a)	291	19,457
Infineon Technologies AG	255	18,250
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	56	33,665
Siemens AG (Registered)	133	43,624
		114,996
Greece — 1.2%
National Bank of Greece SA	1,028	19,241
Hong Kong — 1.3%
AIA Group Ltd.	2,035	20,519
India — 2.7%
Bajaj Finance Ltd.	2,312	27,637
HDFC Bank Ltd., ADR	641	15,329
		42,966

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — 1.8%
UniCredit SpA	299	28,194
Japan — 15.9%
Ajinomoto Co., Inc.	535	16,496
Asics Corp.	543	16,019
ITOCHU Corp.	1,671	20,970
Keyence Corp.	58	28,942
Mitsubishi UFJ Financial Group, Inc.	2,239	50,018
Murata Manufacturing Co. Ltd.	222	10,124
Obayashi Corp.	418	8,214
Recruit Holdings Co. Ltd.	277	21,937
Sony Group Corp.	1,529	35,726
Sumitomo Electric Industries Ltd.	1,971	26,081
Tokio Marine Holdings, Inc.	415	21,166
		255,693
Netherlands — 3.0%
ASML Holding NV	29	47,898
Saudi Arabia — 1.0%
Al Rajhi Bank	949	15,840
Singapore — 2.4%
DBS Group Holdings Ltd.	669	38,618
South Korea — 6.1%
Hanwha Aerospace Co. Ltd.	25	16,279
Kia Corp.	244	21,997
SK hynix, Inc.	53	60,166
		98,442
Spain — 1.3%
Iberdrola SA	852	20,228
Sweden — 2.9%
Atlas Copco AB, Class A	805	17,022
Volvo AB, Class B	790	30,211
		47,233
Switzerland — 1.9%
Nestle SA (Registered)	309	30,924
Taiwan — 8.1%
Delta Electronics, Inc.	245	12,053
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	145	58,543
Taiwan Semiconductor Manufacturing Co. Ltd.	812	60,060
		130,656
United Kingdom — 7.5%
British American Tobacco plc	446	27,066
Compass Group plc	880	27,955
NatWest Group plc	2,317	21,850

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
RELX plc	625	22,055
Standard Chartered plc	746	22,069
		120,995
United States — 7.7%
Novartis AG (Registered)	166	25,995
Roche Holding AG	77	33,421
Shell plc	1,423	65,133
		124,549
Total Common Stocks (Cost $1,142,725)		1,586,111
Short-Term Investments — 1.9%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (b) (c) (Cost $16,138)	16,137	16,140
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c)(Cost $14,142)	14,142	14,142
Total Short-Term Investments (Cost $30,280)		30,282
Total Investments — 100.6% (Cost $1,173,005)		1,616,393
Liabilities in Excess of Other Assets — (0.6)%		(9,565)
NET ASSETS — 100.0%		1,606,828

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $13,423.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.5%
Semiconductors & Semiconductor Equipment	15.1
Oil, Gas & Consumable Fuels	4.9
Insurance	4.7
Aerospace & Defense	3.9
Pharmaceuticals	3.7
Machinery	3.5
Household Durables	3.3
Electronic Equipment, Instruments & Components	3.2
Metals & Mining	3.2
Food Products	2.9
Professional Services	2.7
Chemicals	2.7
Industrial Conglomerates	2.7
Multi-Utilities	2.7
Broadline Retail	2.5
Interactive Media & Services	2.0
Hotels, Restaurants & Leisure	1.7
Consumer Finance	1.7
Tobacco	1.7
Electrical Equipment	1.6
Automobile Components	1.6
Automobiles	1.4
Trading Companies & Distributors	1.3
Electric Utilities	1.2
Air Freight & Logistics	1.2
Diversified Telecommunication Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Construction & Engineering	0.5
Short-Term Investments	1.9

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$49,159	$—	$49,159
Brazil	34,499	—	—	34,499
Canada	55,710	—	—	55,710
China	—	104,773	—	104,773
Denmark	15,342	24,627	—	39,969
France	—	145,009	—	145,009
Germany	—	114,996	—	114,996
Greece	—	19,241	—	19,241

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$20,519	$—	$20,519
India	15,329	27,637	—	42,966
Italy	—	28,194	—	28,194
Japan	—	255,693	—	255,693
Netherlands	—	47,898	—	47,898
Saudi Arabia	—	15,840	—	15,840
Singapore	—	38,618	—	38,618
South Korea	—	98,442	—	98,442
Spain	—	20,228	—	20,228
Sweden	—	47,233	—	47,233
Switzerland	—	30,924	—	30,924
Taiwan	58,543	72,113	—	130,656
United Kingdom	—	120,995	—	120,995
United States	—	124,549	—	124,549
Total Common Stocks	179,423	1,406,688	—	1,586,111
Short-Term Investments
Investment Companies	16,140	—	—	16,140
Investment of Cash Collateral from Securities Loaned	14,142	—	—	14,142
Total Short-Term Investments	30,282	—	—	30,282
Total Investments in Securities	$209,705	$1,406,688	$—	$1,616,393
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$18,464	$293,079	$295,403	$(4)	$4	$16,140	16,137	$359	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	2,292	151,627	139,777	—	—	14,142	14,142	243	—
Total	$20,756	$444,706	$435,180	$(4)	$4	$30,282		$602	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.